Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings(Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Claims of Legal Proceedings	$ 3,113	$ 7,405	$ 7,026
Other environment related provision [member]
Disclosure of other provisions [line items]
Claims of Legal Proceedings	232	$ 111
Other environment related provision [member] | Drilling rig Titanium Explorer [member]
Disclosure of other provisions [line items]
Claims of Legal Proceedings	656
Other environment related provision [member] | Parque das Baleias field [member]
Disclosure of other provisions [line items]
Claims of Legal Proceedings	903
Other environment related provision [member] | Class action agreement [member]
Disclosure of other provisions [line items]
Claims of Legal Proceedings	$ 2,866